Schedule III - Accumulated Depreciation Reconciliation (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Schedule III - Real Estate Assets and Accumulated Depreciation [Abstract]
Balance at January 1	$ 4,951,209	$ 1,453,008
Depreciation expense	5,290,440	3,675,030
Reduction - impairments		(176,829)
Balance at December 31	$ 10,241,649	$ 4,951,209